FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$117,307,838	$116,150,000